Description of Plan - Notes Receivable from Participants and Payment of Benefits (Details) - SAP America, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($) item
EBP, Description of Plan [Line Items]
Maximum amount paticipants can borrow | $	$ 50,000
Maximum Percentage of vested balance account	50.00%
Maximum loan term	60 months
Percentage of addition to prime interest rate.	1.00%
Maximum number of notes permitted. | item	2
Employee's age	73 years
Minimum
EBP, Description of Plan [Line Items]
Interest rates of notes receivable from participants	4.25%
Maximum
EBP, Description of Plan [Line Items]
Interest rates of notes receivable from participants	10.50%